Intangible Assets, Net	6 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible Assets, Net
5.	Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Software	$28,646,000	$22,346,000
Accumulated amortization	(12,584,600)	(9,665,989)
Intangible assets, net	$16,061,400	$12,680,011

Amortization expense was $2,918,611 and $1,957,877 for the six months ended December 31, 2025 and 2024, respectively.